Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Maturities
As of December 31, 2023, the undiscounted future lease payments for operating and finance lease liabilities were as follows:

(in thousands)	Operating Leases	Finance Leases
2024	$69,429	$23,927
2025	60,490	23,550
2026	47,465	23,234
2027	36,903	19,982
2028	26,212	22,473
Thereafter	48,153	22,138
Total lease payments	288,652	135,304
Less: interest	(43,407)	(18,205)
Present value of lease liabilities	$245,245	$117,099

Schedule of Finance Lease Maturities
As of December 31, 2023, the undiscounted future lease payments for operating and finance lease liabilities were as follows:

(in thousands)	Operating Leases	Finance Leases
2024	$69,429	$23,927
2025	60,490	23,550
2026	47,465	23,234
2027	36,903	19,982
2028	26,212	22,473
Thereafter	48,153	22,138
Total lease payments	288,652	135,304
Less: interest	(43,407)	(18,205)
Present value of lease liabilities	$245,245	$117,099

Schedule of Lease Activity
The Company’s lease activity during the years ended December 31, 2023, 2022, and 2021 was as follows:

	Years Ended December 31,
Financial Statement Line (in thousands)	2023	2022	2021
Finance Lease Expense
Amortization of finance lease assets	$16,945	$13,900	$12,602
Interest on obligations under finance leases	3,777	1,899	1,406
Total finance lease expense	$20,722	$15,799	$14,008

Operating Lease Expense
Fixed lease expense
Cost of leasing and services	$1,396	$2,797	$3,979
Selling, general and administrative	67,374	60,017	56,005
Short-term lease expense
Cost of leasing and services	26,010	32,947	22,335
Selling, general and administrative	1,789	1,792	794
Variable lease expense
Cost of leasing and services	2,109	5,388	7,794
Selling, general and administrative	8,380	7,289	5,134
Total operating lease expense	$107,058	$110,230	$96,041
Supplemental cash flow information related to leases for the years ended December 31, 2023, 2022, and 2021 were as follows:

	Years Ended December 31,
Supplemental Cash Flow Information (in thousands)	2023	2022	2021
Cash paid for the amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$68,889	$61,418	$58,931
Operating cash outflows from finance leases	$3,715	$1,895	$1,432
Financing cash outflows from finance leases	$16,510	$15,159	$12,476

Right of use assets obtained in exchange for lease obligations	$95,897	$55,005	$66,887
Assets obtained in exchange for finance leases	$58,737	$29,803	$19,435

Schedule of Weighted-Average Remaining Operating Lease Term and Weighted Average Discount Rate
Weighted-average remaining operating lease terms and the weighted average discount rates as of December 31 were as follows:

Lease Terms and Discount Rates	2023	2022
Weighted-average remaining lease term - operating leases	5.4 years	5.8 years
Weighted-average discount rate - operating leases	5.9%	5.4%
Weighted-average remaining lease term - finance leases	5.0 years	5.1 years
Weighted-average discount rate - finance leases	4.8%	3.4%